Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Total equity as reported in balance sheet	₨ 558,067.4	$ 8,069.9	₨ 913,521.0	₨ 538,842.2
Currency translation reserve	28,388.6	410.5	49,388.8	(50,933.2)
Hedging reserve	60,668.2	877.2	39,224.0
Cost of hedge reserve	2,873.9	41.6	4,473.1
Equity as reported above	593,022.3	8,575.3	907,631.5
Short-term borrowings and current portion of long-term debt	351,843.7	5,087.8	277,287.4
Long-term debt	708,067.0	10,238.8	611,419.4
Total debt	1,059,910.7	15,326.6	888,706.8
Total capital (Debt + Equity)	1,652,933.0	23,901.9	1,796,338.3
Equity attributable to shareholders of Tata Motors Limited [Member]
Total equity as reported in balance sheet	552,738.7	7,992.8	908,163.5	534,197.0
Currency translation reserve	(28,388.6)	(410.5)	(49,388.8)
Non-controlling interests [Member]
Total equity as reported in balance sheet	5,328.7	77.1	5,357.5	₨ 4,645.2
Currency translation reserve	₨ (198.6)	$ (2.9)	₨ (197.8)